Related Party Transactions - Summary of Significant Loan Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Korea Credit Bureau Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 37		₩ 38
Loan		36		37
Collection		(37)		(38)
Ending		36		37
Incheon Bridge Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		113,794		128,159
Loan		2,141		346
Collection		(10,512)		(14,711)
Ending		105,423		113,794
Star-Lord General Investors Private Real Estate Investment Company No.10
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		149,590		149,294
Loan		308		296
Collection		0		0
Ending		149,898		149,590
RAND Bio Science Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1		0
Loan		0		1
Collection		(1)		0
Ending		0		1
Food Factory Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,875		4,041
Loan		9		446
Collection		(1,120)		(1,612)
Ending		1,764		2,875
Paycoms Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		1,172
Loan	[1]			0
Collection	[1]			(1,172)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2023.
Big Dipper Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		14		₩ 18
Loan		43		14
Collection		(14)		(18)
Ending		43		14
RMGP Bio-Pharma Investment Fund, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,938		6,384
Loan		1,267		0
Collection		0		(446)
Ending		7,205		5,938
RMGP Bio-Pharma Investment, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		20		17
Loan		5		3
Collection		0		0
Ending		25		20
Spark Biopharma Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,467		7,467
Loan		15		17
Collection		(2,833)		(17)
Ending		4,649		7,467
Stratio, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,000		1,000
Loan		0		0
Collection		0		0
Ending		1,000		1,000
KB Cape No.1 Private Equity Fund
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	1,935	[2]	2,017
Loan		0	[2]	0	[1]
Collection		(1,935)	[2]	(82)	[1]
Ending	[2]	₩ 0		₩ 1,935	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2024.		Excluded from the Group’s related party as of December 31, 2023.
Honest Fund, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 3,999		₩ 3,999
Loan		0		0
Collection		(3,557)		0
Ending		442		3,999
CellinCells Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,003		2,007
Loan		1		3
Collection		(3)		(7)
Ending		2,001		2,003
KB No.21 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,987		2,959
Loan		135		28
Collection		0		0
Ending		3,122		2,987
KB No.22 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	2,985	[2]	1,972
Loan		0	[2]	1,013	[1]
Collection		(2,985)	[2]	0	[1]
Ending	[2]	₩ 0		₩ 2,985	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2024.		Excluded from the Group’s related party as of December 31, 2023.
KB No.23 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	₩ 0		₩ 2,971
Loan	[1]			0
Collection	[1]			(2,971)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2023.
KB No.24 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		₩ 6,975
Loan	[1]			0
Collection	[1]			(6,975)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2023.
COSES GT Co., Ltd
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	1	[2]	₩ 5,436
Loan		0	[2]	1	[1]
Collection		(1)	[2]	(5,436)	[1]
Ending	[2]	₩ 0		₩ 1	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2024.		Excluded from the Group’s related party as of December 31, 2023.
MitoImmune Therapeutics
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 7,000		₩ 7,000
Loan		0		0
Collection		(5,426)		0
Ending		1,574		7,000
UPRISE, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,710		5,248
Loan		0		462
Collection		(3,893)		0
Ending		1,817		5,710
Channel Corporation
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		16,906		18,099
Loan		3,235		0
Collection		0		(1,193)
Ending		20,141		16,906
Bioprotect Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,474		3,802
Loan		154		672
Collection		0		0
Ending		4,628		4,474
Go2joy Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,200		1,200
Loan		0		0
Collection		0		0
Ending		1,200		1,200
ClavisTherapeutics, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		2,000
Loan				0
Collection				(2,000)
Ending				0
S&E Bio Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,013		4,010
Loan		2,016		13
Collection		(13)		(10)
Ending		6,016		4,013
Bluepointpartners Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,874		2,133
Loan		0		0
Collection		(238)		(259)
Ending		1,636		1,874
4N Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		200
Loan				0
Collection				(200)
Ending				0
Xenohelix Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,100		2,100
Loan		4		1,000
Collection		0		0
Ending		3,104		3,100
Contents First
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		17,642		17,294
Loan		7,001		365
Collection		(1,365)		(17)
Ending		23,278		17,642
KB-MDI Centauri Fund L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		18,993		17,471
Loan		2,065		1,522
Collection		0		0
Ending		21,058		18,993
OKXE Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		800		800
Loan		1,922		0
Collection		0		0
Ending		2,722		800
Key management personnel
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,490		6,299
Loan		7,245		3,368
Collection		(5,610)		(4,177)
Ending		7,125		5,490
Wyatt Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,000		6,000
Loan		0		0
Collection		(3,000)		0
Ending		3,000		6,000
Banksalad Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		9,148		10,470
Loan		0		0
Collection		(7,089)		(1,322)
Ending		2,059		9,148
Checkmate Therapeutics Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,200		3,200
Loan		0		0
Collection		0		0
Ending		3,200		3,200
IMBiologics Corp.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,005		5,004
Loan		2		2,005
Collection		(5)		(4)
Ending		7,002		7,005
G1 Playground Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		1,000
Loan				0
Collection				(1,000)
Ending				0
Pin Therapeutics Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,011		5,013
Loan		2,029		11
Collection		(11)		(13)
Ending		7,029		5,011
Hibiscus Fund L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		12,915		10,221
Loan		1,802		2,694
Collection		0		0
Ending		14,717		12,915
SuperNGine Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,599		2,002
Loan		2		603
Collection		(123)		(6)
Ending		2,478		2,599
Desilo Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	3,468		3,468
Loan		0		0	[1]
Collection		0		0	[1]
Ending		3,468		₩ 3,468	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2023.
RMG-KB BioAccess Fund L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,036		₩ 2,753
Loan		4,343		2,283
Collection		0		0
Ending		9,379		5,036
RMG-KB BP Management Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		174		77
Loan		170		97
Collection		0		0
Ending		344		174
IGGYMOB Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,007		5,015
Loan		0		7
Collection		(5,007)		(15)
Ending		0		5,007
Turing Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,901		3,000
Loan		0		1,901
Collection		(1,001)		0
Ending		3,900		4,901
Kukka Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,490		2,490
Loan		0		0
Collection		0		0
Ending		2,490		2,490
ZIPDOC Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000		2,000
Loan		0		0
Collection		(2,000)		0
Ending		0		2,000
Gushcloud Talent Agency
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,688		4,165
Loan		0		0
Collection		(3,688)		(477)
Ending		0		3,688
NexThera Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,000		2,000
Loan		0		1,000
Collection		0		0
Ending		3,000		3,000
Chabot Mobility Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000		2,000
Loan		580		0
Collection		0		0
Ending		2,580		2,000
TeamSparta Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,308		4,001
Loan		5		307
Collection		(307)		0
Ending		4,006		4,308
FutureConnect Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,499		1,499
Loan		0		0
Collection		0		0
Ending		1,499		1,499
Wemade Connect Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		12,337		12,052
Loan		29		337
Collection		(4,871)		(52)
Ending		7,495		12,337
KB No.25 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,025		0
Loan		0		2,025
Collection		(175)		0
Ending		1,850		2,025
KB No.26 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,204		0
Loan		0		2,204
Collection		(54)		0
Ending		2,150		2,204
KB No.27 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,054		0
Loan		0		6,054
Collection		(177)		0
Ending		5,877		6,054
Grinergy Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	6,486	[2]	2,500
Loan		1	[2]	3,986	[1]
Collection		(6,486)	[2]	0	[1]
Ending	[2]	₩ 1		₩ 6,486	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2024.		Excluded from the Group’s related party as of December 31, 2023.
Youngwon Corporation
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	₩ 0		₩ 0
Loan	[1]			4,793
Collection	[1]			(4,793)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2023.
3D Interactive Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,342		₩ 0
Loan		6		2,342
Collection		(42)		0
Ending		2,306		2,342
Bigwave Robotics Crop.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,781		0
Loan		39		2,781
Collection		(31)		0
Ending		2,789		2,781
Spoon Radio Co., Ltd
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		19,506		0
Loan		0		19,506
Collection		(4,500)		0
Ending		15,006		19,506
Neuroptika Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,879		0
Loan		0		5,879
Collection		0		0
Ending		5,879		5,879
Blinkers Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	999	[2]	0
Loan		0	[2]	999	[1]
Collection		(999)	[2]	0	[1]
Ending	[2]	₩ 0		₩ 999	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2024.		Excluded from the Group’s related party as of December 31, 2023.
XL8 INC.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 5,148		₩ 0
Loan		721		5,148
Collection		0		0
Ending		5,869		5,148
Elev8-Capital Fund I
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,656		0
Loan		9,594		6,656
Collection		0		0
Ending		16,250		6,656
New Daegu Busan Expressway Co., Ltd
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		72,742		0
Loan		27		72,742
Collection		(48,505)		0
Ending		24,264		72,742
AIM FUTURE, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,900		0
Loan		8		2,900
Collection		0		0
Ending		2,908		2,900
Novorex Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000		0
Loan		8		2,000
Collection		0		0
Ending		2,008		2,000
TMAP Mobility Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		106		0
Loan		73		106
Collection		(106)		0
Ending		73		106
Taeyoungjungkong Co., Ltd
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		0
Loan				46
Collection				(46)
Ending				0
KG Capital Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		40,040
Loan	[1]			0
Collection	[1]			(40,040)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2023.
ASSEMBLE CORPORATION
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,155		₩ 6,234
Loan		21		5
Collection		(155)		(84)
Ending		6,021		6,155
Newavel Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,013		3,015
Loan		20		13
Collection		(3,013)		(15)
Ending		20		3,013
KB No.28 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,113
Collection		0
Ending		2,113		0
KB No.29 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		3,015
Collection		0
Ending		3,015		0
KB No.30 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,835
Collection		0
Ending		2,835		0
KB No.31 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		4,301
Collection		0
Ending		4,301		0
Logpresso Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		3,031
Collection		0
Ending		3,031		0
Onheal Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		10,000
Collection		0
Ending		10,000		0
Ascent Global Fund III
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		3,767
Collection		0
Ending		3,767		0
DYNE MEDICAL GROUP Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		5,023
Collection		0
Ending		5,023		0
TriOar Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		3,016
Collection		0
Ending		3,016		0
Coxwave Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		3,000
Collection		0
Ending		3,000		0
SDT Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		3,105
Collection		0
Ending		3,105		0
Yeoulhyulgangho
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		500
Collection		0
Ending		500		0
ADPGREEN
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		25
Collection		0
Ending		25		0
Xpanner Inc
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		9,673
Collection		0
Ending		9,673		0
GCSM Holdings Limited
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		9,506
Collection		0
Ending		9,506		0
Qoala
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		6,554
Collection		0
Ending		₩ 6,554		₩ 0

[1]	Excluded from the Group’s related party as of December 31, 2023.
[2]	Excluded from the Group’s related party as of December 31, 2024.